Share-Based Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Expense [Abstract]
Schedule of Share-Based Compensation Expenses	Share-based compensation expenses are summarized as follows:
	2023	2022
Restricted stock units	$8,463,373	$1,713,277
Stock options	5,193,301	220,126
Rights to contingent consideration	2,478,040	—
	$16,134,714	$1,933,403

Schedule of Unvested Restricted Stock Units (“RSUs”) Transactions	The following table reflects the continuity of unvested restricted stock units (“RSUs”) transactions:
	Number	Weighted Average Grant Date Fair Value
Outstanding, December 31, 2022	1,548,098	$11.62
Granted	646,433	8.51
Vested	(551,522)	11.21
Forfeited	(11,671)	9.01
Outstanding, December 31, 2023	1,631,338	$10.55

Schedule of Additional Information Related to RSUs Activity	The following table reflects additional information related to RSUs activity:
	2023	2022
Grant date fair value of RSUs	$22,916,836	$17,993,839

Schedule of Stock Option Transactions	The fair value of the options was determined using either a Black-Scholes option pricing model or a Monte Carlo simulation methodology that included simulating the stock price using a risk-neutral Geometric Brownian Motion-based pricing model. The following table reflects the assumptions made:
	2023	2022
Share price	$2.68 – $9.23	$9.44 – $11.13
Exercise price	$4.63 – $10.36	$10.60 – $12.49
Risk-free interest rate	3.42% – 4.94%	3.72%
Volatility	88% – 97%	95%
Expected life	4 – 10 years	10 years
Dividend rate	0.00%	0.00%

Schedule of Stock Option Transactions	The following table reflects the continuity of stock option transactions:
	Service Conditions
	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2022	58,607,457	$0.22
Granted	6,446,585	5.70
Forfeited	(49,203)	8.31
Outstanding, December 31, 2023	65,004,839	$0.50	15.31

Vested and exercisable, December 31, 2023	58,137,272	$0.10	15.31
	Performance Conditions
	Number	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (in years)
Outstanding, December 31, 2022	—	$—
Granted	358,249	9.42
Forfeited	—	—
Outstanding, December 31, 2023	358,249	$9.42	9.30

Vested and exercisable, December 31, 2023	—	$—	9.30

Schedule of Fair Value of New Award on the Acquisition Date and the Amount Allocated to Consideration	The difference between the fair value of the new award on the acquisition date and the amount allocated to consideration is post-combination expense, as laid out below:
Fair value
Allocated to consideration	$15,578
Allocated to post-combination services	5,941,563
Total fair value of rights	$5,957,141